CAPITAL STRUCTURE, FINANCIAL RISK AND RELATED ITEMS - Restricted Stock Unit Program (Details) - RSUs	12 Months Ended
Dec. 31, 2019 shares
Share-Based Instruments
Vesting period	3 years
Period from vesting date for crediting shares	30 days
Number of shares per RSU	1